Note 4 - Mineral Properties and Deferred Exploration (Details Textual)				1 Months Ended	12 Months Ended
	Oct. 25, 2011 USD ($)	Dec. 21, 2010 USD ($)	Oct. 13, 2008 USD ($)	Oct. 31, 2013	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Prospecting license, term					4	4
Prospecting license, number of renewals					2
Prospecting license, renewal term					2	2
Prospecting license, annual rental fee, initial period						$ 100
Prospecting license, annual rental fee, first renewal period						150
Prospecting license, annual rental fee, second renewal period						200
Prospecting license, preparation fee per license						500
Prospecting license, preparation fee per license upon renewal						$ 300
Write-downs of mineral properties and deferred exploration costs							$ 124,717
Assets arising from exploration for and evaluation of mineral resources					49,912,854		46,920,303
Kigosi Project [member]
Statement Line Items [Line Items]
Write-downs of mineral properties and deferred exploration costs							124,717
Proportion of ownership interest in joint operation by noncontrolling owners				15.00%
Write-downs of licenses							124,717
Itelemia Project [member]
Statement Line Items [Line Items]
Write-downs of mineral properties and deferred exploration costs					0
Proportion of royalty interest in joint operation by noncontrolling owner			2.00%
Proportion of additional royalty interest in joint operation by noncontrolling owner, contingent on meeting minimum costs			20.00%
Joint operation, amount to be exchanged for royalty interest			$ 1,000,000
Joint operation, annual option fee			$ 25,000
Luhala Project [member]
Statement Line Items [Line Items]
Write-downs of mineral properties and deferred exploration costs					0
Stamico [member]
Statement Line Items [Line Items]
Payments for grade control drilling, license fees and other consulting services							172,330
Buckreef Gold Project [member]
Statement Line Items [Line Items]
Write-downs of mineral properties and deferred exploration costs
Other cash payments to acquire interests in joint ventures		$ 3,000,000
Proportion of ownership interest in joint venture	55.00%
Proportion of ownership interest in joint venture by noncontrolling owners	45.00%
Proportion of voting rights held in joint venture	100.00%
Number of directors in joint venture	4
Number of directors in joint venture, noncontrolling owner	3
Buckreef Gold Project [member] | Stamico [member]
Statement Line Items [Line Items]
Joint venture, payments for extension year	$ 500,000
Joint venture, payments for second extension year	625,000
Joint venture, payments for each subsequent after the second extension year	$ 750,000